Derivative Instruments	6 Months Ended
Jun. 30, 2015
Derivative Instruments
Derivative Instruments

10. Derivative Instruments

The fair value of the Company's derivative instruments on a gross basis consisted of the following at June 30, 2015 and December 31, 2014:

		June 30, 2015		December 31, 2014

(in thousands)		Fair		Fair
Derivatives Assets	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Receivables from broker dealers and clearing organizations	$(10,046)	$1,441,389	$241	$561,029
Commodity futures	Receivables from broker dealers and clearing organizations	86,901	6,668,358	42,489	28,823,081
Currency futures	Receivables from broker dealers and clearing organizations	13,333	2,600,729	3,180	2,916,222
Treasury futures	Receivables from broker dealers and clearing organizations	(15)	523,513	504	857,363
Options	Financial instruments owned	190	17,153	321	39,802
Currency forwards	Financial instruments owned	361,506	22,576,627	1,629,637	127,021,198
Interest rate swaps	Financial instruments owned	424	82,010	—	—

		Fair		Fair
Derivatives Liabilities	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Payables to broker dealers and clearing organizations	$—	$—	$(268)	$122,948
Commodity futures	Payables to broker dealers and clearing organizations	90,322	22,614,981	(295)	15,727
Currency futures	Payables to broker dealers and clearing organizations	(519)	2,131,257	(3,077)	2,123,341
Options	Financial instruments sold, not yet purchased	214	17,909	79	12,913
Treasury futures	Payables to broker dealers and clearing organizations	—	—	—	—
Custom equity based swap	Payables to broker dealers and clearing organizations	—	—	—	—
Currency forwards	Financial instruments sold, not yet purchased	373,870	24,557,934	1,645,820	125,152,639
Interest rate swaps	Financial instruments sold, not yet purchased	434	82,010	12	164,020

Amounts included in receivables from and payables to broker-dealers and clearing organizations represent variation margin on long and short futures contracts.

The following table summarizes the gain from derivative instruments not designated as hedging instruments under ASC 815, which are recorded in trading income, net in the accompanying condensed consolidated statements of comprehensive income for the six months ended June 30, 2015 and 2014:

	For the Six Months Ended June 30,
(in thousands)	2015	2014
Futures	$640,873	$82,058
Currency forwards	(20,697)	53,833
Options	(373)	805
Interest rate swaps	2	—
	$619,805	$136,696